HELD-FOR-SALE ASSETS	12 Months Ended
Dec. 31, 2019
Held For Sale Assets [Abstract]
HELD-FOR-SALE ASSETS
31.	HELD-FOR-SALE ASSETS

	2019	2018
Assets
Operations in Africa (a)	4,271,348	4,923,187
Nonstrategic assets (b)	119,742
Total	4,391,090	4,923,187

	2019	2018
Liabilities
Operations in Africa (a)	491,225	526,870
Nonstrategic liabilities (b)	3,070
Total	494,295	526,870

(a)	Operations in Africa—Approval of preparatory actions for the sale of Africatel
At the Board of Directors’ meeting held on September 16, 2014, Oi’s management was authorized to take all the necessary actions to divest Oi’s stake in Africatel, representing at the time 75% of Africatel’s share capital, and/or dispose of its assets.
With regard specifically to the indirect interest held by Africatel in Company, on February 27, 2019 the Company was notified of the final decision issued by the Arbitration Court under the arbitration proceeding filed by PT Ventures, an Africatel subsidiary, against the other Unitel’s shareholders. The Arbitration Court judged that the other Unitel shareholders had violated several provisions of Unitel’s Shareholders’ Agreement, which resulted in a significant decrease of PT Ventures’ stake in Unitel. The Court also judged that the other Unitel shareholders failed to ensure, after November 2012, that PT Ventures received the same amount of foreign currency-denominated dividends as the other foreign Unitel shareholder.
As a result, the Court ordered the other shareholders to pay PT Ventures, jointly and severally, (i) US$339.4 million plus interest (accrued as from February 20, 2019, using the
12-month
US dollar LIBOR plus two percentage points, with annual compounding), corresponding to the loss of value of PT Ventures’ stake, in addition to (ii) US$307 million plus interest (simple interest of 7% accrued as from different dates when the dividends not received should have been paid to PT Ventures), in damages resulting from the fact that the other Unitel shareholders failed to ensure, after November 2012, that PT Ventures received the same amount of dividends, in foreign currency, as the other foreign Unitel shareholder, plus (iii) the reimbursement of a significant portions of the fees, court costs, and administrative and arbiters fees and expenses, incurred by PT Ventures on the arbitral proceeding, in a net amount in excess of US$13 million. The Court dismissed all the retrial petitions filed by the other Unitel shareholders (“2019 Arbitration Award”).
The Arbitration Award results in a reaffirmation of PT Ventures’ rights as shareholder of 25% Unitel’s capital, as prescribed by the Shareholders’ Agreement. PT Ventures retains all its rights provided for in the Shareholders’ Agreement, including the right to appoint the majority of Unitel’s Board of Directors’ members and the right to receive Unitel’s past and future dividends.
Subsequently, at the General Shareholders’ Meeting of Unitel held on March 19, 2019 a new Board of Directors was elected consisting of five members, including two appointed by PT Ventures, one of whom will hold the position of Unitel’s General Director.
On August 12, 2019, PT Ventures was notified on the arbitration petition filed with the International Chamber of Commerce (“ICC”) by Vidatel Ltd. (“Vidatel”), on of Unitel’s shareholders against PT Ventures. In its petition, Vidatel seeks to challenge the 2019 Arbitration Award by submitting arguments relating to the recognition, effectiveness, and feasibility of said award and arguing that the Arbitration Award would have the effect of leading to the unjust enrichment of PT Ventures.
The Company believes that the arbitration proceeding initiated by Vidatel has a delaying tactic with the single goal of disrupting the enforcement of the 2019 Arbitration Award by reopening the discussion of matters that have already been discussed in the arbitration proceeding filed by PT Ventures against the other Unitel shareholders and terminated in February 2019.
Additionally, the Company believes that the ICC is not the appropriate forum to file an arbitration proceeding and analyze the problems alleged by Vidatel, not only because national courts have exclusive jurisdiction on these matters and also because these matters are not within the scope of the arbitration clause greed by Unitel’s shareholders, which prescribes that arbitration shall be used to settle disputes relating only to Unitel’s shareholders’ agreement and violations of Unitel’s shareholders’ agreement.
PT Ventures filed its response to the arbitration petition on September 11, 2019.
As disclosed to the market in a Material Fact Notice on January 24, 2020, on that date Africatel sold and transferred all PT Ventures shares to the Angolan company Sociedade Nacional de Combustíveis de Angola, Empresa Pública—Sonangol E.P. (Note 33). As a result of this operation, the Company is no longer bound by the ongoing litigation involving PT Ventures, Unitel, and Unitel’s other shareholders.
With regard to the indirect stake held by Africatel in Cabo Verde Telecom, S.A. (“CVT”), on May 21, 2019, PT Ventures sold, after the compliance with the conditions precedent, and transferred all the shares it held in CVT, representing 40% of CVT’s share capital, to the National Social Security Institute and state-owned company ASA – Empresa Nacional de Aeroportos e Segurança Aérea, S.A., both in Cabo Verde, for the total amount of US$26.3 million, as provided for in Clauses 3.1.3 and 5.1 of the JRP. This sale generated a net gain of R$67 million, recognized in profit or loss.
As a result of said share sale, PT Ventures entered into with the State of Cabo Verde, on the same date, an agreement for the definite termination of the arbitration proceedings filed by PT Ventures against the latter in March 2015, with the International Centre fore for Settlement of Investment Disputes (“ICSID”) and the International Chamber of Commerce (“ICC”).
The group of assets and liabilities of the African operations are stated at the lower of their carrying amounts and their fair values less costs to sell, and are consolidated in the Company’s statement of profit or loss since May 5, 2014.
The main components of the assets held sale and liabilities associated to assets held for sale of the African operations are as follows:

	Operations in Africa
	2019 (1)	2018
Held-for-sale assets	4,271,348	4,923,187
Cash, cash equivalents and cash investments	63,993	82,639
Accounts receivable	113,699	108,343
Dividends receivable (i)	2,435,014	2,566,935
Held-for-sale asset (i)	1,474,699	1,843,778
Other assets	74,300	145,709
Investments	4,916	19,414
Property, plant and equipment	83,400	108,768
Intangible assets	21,327	47,601
Liabilities directly associated to assets held for sale	491,225	526,870
Borrowings and financing	11,589	188
Trade payables	37,119	52,064
Other liabilities	442,517	474,618
Non-controlling interests (ii)	146,180	243,491
Total held-for-sale assets, net of the corresponding liabilities	3,633,943	4,152,826

(1)
The
non-operating
companies started to consolidated in the balance sheet beginning December 31, 2019, whose assets and liabilities total R$326,229 and R$78,113, respectively (see Note 1 – Company subsidiaries).

(i)
Represents the indirect interest held by PT Ventures in the dividends receivable and the fair value of the financial investment in Unitel, both classified as held for sale. The assets from the investment held in PT Ventures are measure substantially at the fair value of the investment for sale, which occurred on January 23, 2020, as referred to above, in Note 33;

(ii)	Represented mainly by the Samba Luxco’s 14% stake in Africatel and, consequently, in its net assets.

(b)	Nonstrategic assets
The Company disclosed to the general market, through a material fact notice, its Strategic Plan, approved by the Board of Directors, focusing on the improvement of the operating and financial performance, using a sustainable business model, for the purpose of maximizing the Company’s value, in the context of the judicial reorganization proceeding. The plan prescribes that part of the financing of the investment strategy will be ensured by selling of the Company’s nonstrategic assets. These assets consist basically of: (i) Investment in Unitel, (ii) Towers; (iii) Datacenter; (iv) Properties; and (v) other nonstrategic assets. The Company is engaged in and focused on promoting the sale of said assets and will take all the necessary actions to implement said Plan in the coming periods.
In December 2019, the assets and liabilities associated with Real Estate and mobile Towers were stated in held-for-sale
assets, in line with the Company’s strategic plan and intention. Management assessed and determined that the other nonstrategic assets do not substantially meet the presentation and measurement requirements set forth by IFRS 5,
Held-for-Sale
Noncurrent Assets and Discontinued Operations, and therefore continue to be stated in the group ‘Property, Plant and Equipment’ (Note 16).